Related parties (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Transactions Between Related Parties
a)	Transactions with related parties:

	ITAÚ UNIBANCO HOLDING
	Annual rate	Assets / (Liabilities)		Revenue / (Expenses)
		12/31/2018	12/31/2017	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Loan operations		144	96	187	6	—
Alpargatas S.A.	2.5% to 6% / SELIC + 2.35% / CDI + 3.15%	49	96	3	6	—
Other	113% of CDI	95	—	184	—	—
Derivative financial instruments - assets and liabilities		—	—	(138)	—	—
Other		—	—	(138)	—	—
Deposits		(70)	—	(9)	—	—
Other	75% to 96% of CDI	(70)	—	(9)	—	—
Securities sold under repurchase agreements		(29)	(48)	(3)	(5)	(19)
Duratex S.A.	95% to 97.5% of CDI	(19)	(22)	(1)	(2)	(4)
Other	50.01% to 100.15% of CDI	(10)	(26)	(2)	(3)	(15)
Amounts receivable from (payable to) related companies / Banking service fees (expenses)		(92)	(108)	46	39	28
Olimpia Promoção e Serviços S.A.		(3)	(2)	(25)	(23)	(25)
Fundação Itaú Unibanco - Previdência Complementar		(98)	(106)	51	47	44
Other		9	—	20	15	9
Rental revenues (expenses)		—	—	(46)	(62)	(59)
Fundação Itaú Unibanco - Previdência Complementar		—	—	(36)	(49)	(44)
FUNBEP - Fundo de Pensão Multipatrocinado		—	—	(7)	(11)	(13)
Other		—	—	(3)	(2)	(2)
Sponsorship expenses		—	—	(31)	(10)	(6)
Associação Cubo Coworking Itaú		—	—	(31)	(10)	(6)
Donation expenses		—	—	(96)	(94)	(88)
Instituto Itaú Cultural		—	—	(95)	(93)	(87)
Associação Itaú Viver Mais		—	—	(1)	(1)	(1)

Summary of Compensation and Benefits of Key Management Personnel
b)	Compensation and Benefits of Key Management Personnel

Compensation and benefits attributed to Management Members, members of the Audit Committee and the Board of Directors of ITAÚ UNIBANCO HOLDING in the period correspond to:

	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Fees	(481)	(426)	(360)
Profit sharing	(258)	(244)	(251)
Post-employment benefits	(9)	(9)	(12)
Granting of the Share-based payment	(212)	(220)	(263)

Total	(960)	(899)	(886)